Financial Liabilities (Details Narrative)	12 Months Ended
Jun. 30, 2024
Conversion of debt to equity	Series A – July 21 matured and converted to equity on 7 July 2023, while Series A, Series A – Aug 21, Series B1, Series B2 and Series A Extension matured and converted to equity on 31 December 2023.